Goodwill - Key assumptions (Detail)	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Goodwill [member]
Goodwill [Line Items]
Initial forecast period	400.00%
Sleep & Respiratory Care [Member]
Goodwill [Line Items]
Initial forecast period	10.00%	1.50%	9.20%
Growth rate used to extrapolate cash flow projections	5.00%	4.30%	5.00%
Used to calculate terminal value	2.50%	2.50%	2.50%
Discount rate applied to cash flow projections	9.90%	9.50%	9.20%
Ambulatory Monitoring & Diagnostics [Member]
Goodwill [Line Items]
Initial forecast period	15.40%		24.50%
Growth rate used to extrapolate cash flow projections	9.50%		11.90%
Used to calculate terminal value	2.50%		2.50%
Discount rate applied to cash flow projections			7.30%
Ambulatory Monitoring & Diagnostics [Member] | Goodwill [member]
Goodwill [Line Items]
Initial forecast period	500.00%
Discount rate applied to cash flow projections	8.50%
Hospital Patient Monitoring [Member]
Goodwill [Line Items]
Initial forecast period	4.80%		5.40%
Growth rate used to extrapolate cash flow projections	3.40%		3.40%
Used to calculate terminal value	2.50%		2.50%
Discount rate applied to cash flow projections	8.50%		7.80%
Image-Guided Therapy [Member]
Goodwill [Line Items]
Initial forecast period	8.70%		10.20%
Growth rate used to extrapolate cash flow projections	5.00%		5.40%
Used to calculate terminal value	2.50%		2.50%
Discount rate applied to cash flow projections	10.60%
Image-Guided Therapy [Member] | Goodwill [member]
Goodwill [Line Items]
Discount rate applied to cash flow projections			8.90%